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FIRST SUNAMERICA LIFE INSURANCE COMPANY

733 Third Avenue
New York, NY 10017
800-272-3007
Fax: 212-551-5373

                                           [LOGO]  FIRST SUNAMERICA
                                                   A SunAmerica Company


VIA EDGAR
---------


April 3, 1998


Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


RE:   FS Variable Separate Account
      First SunAmerica Life Insurance Company
      File Nos. 33-85014 and 811-8810


Ladies and Gentlemen:

      Pursuant to Rule 497(j), please be advised that the form of prospectus and statement of additional information dated April 1, 1998 for FS Variable Separate Account (the "Separate Account") contains no changes from the form of prospectus and statement of additional information for the Separate Account submitted in Post-Effective Amendment No. 6 under the Securities Act of 1933 and Amendment No. 8 under the Investment Company Act of 1940 to the Separate Account's registration statement on Form N-4 filed with the Securities and Exchange Commission on March 31, 1998 via EDGAR.

      Should you have any further questions regarding this filing, please do not hesitate to contact me at (310) 772-6062.


Very truly yours,


/s/ BERNADETTE NIETO


Bernadette Nieto
Staff Counsel